Leases - Schedule of Operating and Finance Lease Term and Discount Rate (Details)	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Weighted average remaining lease term (in years) – operating leases	8 years 7 months 2 days	8 years 11 months 8 days
Weighted average remaining lease term (in years) – finance leases	8 years 3 months 14 days	10 years 3 months 25 days
Weighted average discount rate – operating lease	3.83%	3.61%
Weighted average discount rate – finance lease	3.78%	3.82%